Debt (Details)																				1 Months Ended		3 Months Ended						12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 01, 2022	Oct. 17, 2022 USD ($) $ / shares shares	Sep. 09, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($) $ / shares shares	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares shares	Feb. 18, 2022 USD ($) $ / shares shares	Feb. 01, 2022 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($)	Feb. 11, 2021 USD ($) $ / shares shares	Sep. 17, 2020 USD ($)	Mar. 18, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Mar. 18, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 30, 2023 USD ($)	Jan. 31, 2023	Jan. 18, 2023 USD ($)	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 16, 2022 USD ($)	Aug. 26, 2022 USD ($)	Aug. 17, 2022 USD ($)	Mar. 22, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jun. 30, 2021 $ / shares	Mar. 18, 2021	Mar. 16, 2021	Mar. 31, 2020	Mar. 30, 2020 USD ($)	Mar. 17, 2020	Mar. 16, 2020	Feb. 18, 2020
Debt (Details) [Line Items]
Interest expense																						$ 1,700,000			$ 100,000			$ 1,100,000	$ 700,000
Amortization of debt discount																						$ 834,000
Note principal and interest exchanged for common shares																			$ 6,500,000		$ 6,500,000
Debt instrument term	12 months																		12 months
Amount of original issue discount																			$ 1,500,000
Debt discount																			$ 20,000.00		$ 20,000.00
Interest rate										10.00%		10.00%							10.00%		10.00%																									10.00%
Debt instrument, redemption term		6 years				6 years													6 years
Debt conversion (in Shares) | shares			83,682																			1,547,234	111,585	35,062	57,472	11,696	11,919
Common stock, par value (in Dollars per share) | $ / shares			$ 4.78																	$ 0.001		$ 0.001						$ 0.001															$ 0.001
Debt instrument interest rate																																																	2.00%
Debt instrument extension fee											$ 60,000.00
DebtInstrumentRedemptionTerms						6
Debt Instrument, Accrued Monitoring Fee																				$ 300,000								$ 300,000
Long term debt																				778,000								778,000	1,108,000
Notes Payable, Current																				$ 13,643,000		$ 14,971,000						$ 13,643,000
March 2020 Note Purchase Agreement and Promissory Note [Member]
Debt (Details) [Line Items]
Interest rate																10.00%																												10.00%
Debt instrument payment to be made in proportion to outstanding balance																			1.15
Default interest rate																			22.00%		22.00%
July 2022 Note Purchase Agreement And Promissory Note [Member]
Debt (Details) [Line Items]
Interest rate																				5.00%								5.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Interest rate																		5.00%
Exchange Agreement [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note															$ 1,000,000		$ 1,500,000																														$ 1,000,000
Note redution																	$ 1,500,000
Debt conversion (in Shares) | shares															11,696
Common stock, par value (in Dollars per share) | $ / shares															$ 85.5
Loss on extinguishment of debt			$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0														30,000.00
Short-Term Debt [Member]
Debt (Details) [Line Items]
Amortization of debt discount																												$ 500,000	$ 200,000
March 2020 Note Purchase Agreement and Promissory Note [Member]
Debt (Details) [Line Items]
Note principal and interest exchanged for common shares																			$ 6,500,000		$ 6,500,000
Debt instrument term																		6 months	12 months
Amount of original issue discount																			$ 1,500,000
Debt discount																			$ 20,000.00		$ 20,000.00
Interest rate			10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%			10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%						10.00%																10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Aggregate purchase price																			$ 5,000,000
Debt instrument payment to be made in proportion to outstanding balance																			1.15
Debt instrument, redemption term																			6 months		6 months
Monthly redemption, period due after notice is received																			5 years
Default interest rate																			22.00%		22.00%
Debt instrument interest rate											2.00%
Debt instrument extension fee											$ 100,000					$ 100,000
Debt Instrument, Accrued Monitoring Fee																		$ 300,000
Notes Payable, Current
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Interest rate																			10.00%		10.00%
March 2020 Note Purchase Agreement and Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Interest rate																		5.00%
Exchange Agreement [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note			$ 400,000	$ 200,000	$ 300,000		$ 400,000	$ 400,000	$ 300,000	$ 300,000		$ 700,000	400,000	$ 500,000					$ 700,000	$ 3,700,000	$ 700,000	900,000						3,700,000
Note redution			$ 400,000	$ 200,000	$ 300,000		$ 400,000	$ 400,000	$ 300,000	$ 300,000			$ 400,000	$ 500,000								$ 900,000						$ 3,700,000
Debt conversion (in Shares) | shares				19,871	25,691		33,949	32,074	19,806	15,256		28,698	12,885	15,889			11,919					611,258						287,802
Common stock, par value (in Dollars per share) | $ / shares				$ 10.07	$ 11.68		$ 11.78	$ 10.91	$ 12.75	$ 16.5		$ 22.65	$ 27.17	$ 31.47			$ 125.85
Exchange Agreement [Member] | Maximum [Member]
Debt (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																				$ 31.47		$ 1.68						$ 31.47
Exchange Agreement [Member] | Minimum [Member]
Debt (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																				$ 4.78		$ 1.09						$ 4.78
Exchange Agreement [Member] | Streeterville Capital, LLC [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note																						$ 500,000
Note redution																						$ 500,000
Debt conversion (in Shares) | shares																						935,976
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Maximum [Member]
Debt (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.915
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Minimum [Member]
Debt (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.37
Initial Principal Amount [Member] | Streeterville Capital, LLC [Member] | Unsecured Debt [Member]
Debt (Details) [Line Items]
Debt instrument term	12 months					12 months
Interest rate						10.00%														10.00%								10.00%
Debt instrument, redemption term						6 months														6 months
Debt instrument, face amount	$ 8,400,000					$ 6,500,000
Debt instrument, unamortized discount	1,900,000					1,500,000
Debt instrument fee amount	20,000.00					20,000.00
Payment for note purchase agreement	$ 6,500,000					$ 5,000,000
July 2022 Note Purchase Agreement And Promissory Note [Member]
Debt (Details) [Line Items]
Interest rate						10.00%
Debt instrument payment to be made in proportion to outstanding balance						1.15
Debt instrument, redemption term						6 months
Default interest rate						22.00%
Debt instrument monitoring fee percentage						10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Debt instrument monitoring fee percentage						10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Debt instrument monitoring fee percentage																															5.00%
December 2022 Note Purchase Agreement And Promissory Note [Member]
Debt (Details) [Line Items]
Debt instrument payment to be made in proportion to outstanding balance																				1.15
Default interest rate																				22.00%								22.00%
Game Your Game Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Interest rate																				8.00%		8.00%						8.00%
Debt instrument, face amount																														$ 100,000		$ 30,000.00	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000
Long term debt																				$ 1,100,000								$ 1,100,000
Notes Payable, Current																						$ 1,200,000